Equity Incentive Plans - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock based compensation	$ 23.0	$ 23.0			$ 8.1
Amotization period of unrecognized stock based compensation		2 years 9 months 18 days			2 years
Stock based compensation expense		$ 11,352,000	$ 1,000	$ 1,000	$ 4,382,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock based compensation	10,919	$ 10,919			$ 13,000
Amotization period of unrecognized stock based compensation		3 years			3 years 4 months 24 days
Stock based compensation expense	$ 6,600,000	$ 11,400,000		$ 1,000	$ 4,400,000
Twenty Thousand Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	3,490,046	3,490,046			2,790,824